OTHER LONG TERM ASSETS - Additional Information (Details)	1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 30, 2015 USD ($) vessel	Sep. 30, 2015 USD ($) vessel	Dec. 31, 2017 USD ($) vessel	Dec. 31, 2016 USD ($) vessel	Dec. 31, 2015 USD ($)
Other long term assets [Line Items]
Total minimum lease period	13 years	13 years
Other long term assets acquired upon the merger, Principal				$ 3,000,000
Other long term assets acquired upon the merger, Interest Rate				1.00%
Provision for uncollectible receivables			$ 0	$ 1,800,000	$ 4,729,000
Ship Finance International Ltd [Member]
Other long term assets [Line Items]
Prepaid charterhire expenses (straight-lining of lease expense)			$ 3,700,000	$ 5,200,000
KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum [Member] | Ship Finance International Ltd [Member]
Other long term assets [Line Items]
Number of vessels sold and leased back | vessel	8	8	8	8
Charter contract term	10 years	10 years
Daily time charter rate, period 1	$ 17,600	$ 17,600		$ 17,600
Contractual charter term, period 1	7 years	7 years		7 years
Daily time charter rate, period 2	$ 14,900	$ 14,900		$ 14,900
Contractual charter term, period 2	3 years	6 years		3 years
Charter term extension	3 years	3 years
Other Long Term Assets [Member]
Other long term assets [Line Items]
Interest income			$ 200,000	$ 200,000	$ 600,000